EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following presents the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2017	2016
Net income from continuing operations	$16,459	$60,609	$75,644
Loss from discontinued operations, net of tax	(38,512)	(11,456)	(10,200)
Net (loss) income	$(22,053)	$49,153	$65,444

Weighted average common shares - basic(1)	45,815	38,351	37,908
Dilutive effect of stock options and restricted stock units	2,150	926	895
Weighted average common shares - diluted(1)	47,965	39,277	38,803

Basic (loss) income per share:
Continuing operations	$0.36	$1.58	$2.00
Discontinued operations	(0.84)	(0.30)	(0.27)
Basic (loss) income per share	$(0.48)	$1.28	$1.73

Diluted (loss) income per share:
Continuing operations	$0.34	$1.54	$1.95
Discontinued operations	(0.80)	(0.29)	(0.26)
Diluted (loss) income per share	$(0.46)	$1.25	$1.69
(1) The per share information has been adjusted to give effect to the 36-to-1 stock split of our common stock which was effective December 6, 2017.